LEASES	12 Months Ended
Dec. 31, 2022
Lessee Disclosure [Abstract]
LEASES

NOTE 12   -     LEASES

The Company has operating leases for facilities and vehicles. The Company recognized Operating lease right-of-use assets of $44,885 and corresponding operating lease current liabilities of $5,968, and non-current liabilities of $43,697, as of December 31, 2022. The Company’s leases have remaining terms of 1 to 8 years, some of which include options to extend the leases for up to additional 10 years. The weighted average remaining lease term was 13.8 years, and the weighted average discount rate was 3.7% as of December 31, 2022.

Lease expenses amounted to $8,194, $3,935 and $4,654 for the years ended December 31, 2022, 2021 and 2020, respectively. The expected discounted and undiscounted lease payments under non-cancelable leases as of December 31, 2022, excluding non-lease components, were as follows:

Year
2023	6,032
2024	6,323
2025	5,815
2026	5,399
2027	5,370
2028 and thereafter	36,131
Total lease payments	65,070
Less imputed interest	(15,405)
Total	49,665

Operating cash flows for operating leases amounted to $6,450, $4,134 and $5,840 for the years ended December 31, 2022, 2021 and 2020, respectively.